Annual Total Returns- Vanguard Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard Growth Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.89%	17.04%	32.41%	13.62%	3.33%	6.13%	27.81%	(3.33%)	37.26%	40.20%